Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jan. 07, 2024	Dec. 29, 2023	Dec. 28, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 26, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	430,000,000			430,000,000
Common stock, shares issued (in shares)	39,931,785		17,422,009	11,422,476
Common stock, shares outstanding (in shares)	39,931,785	39,918,036	17,422,009	11,422,476